Note 25 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	2018	2017	2016

Beginning Balance	$(6,491,949)	$(5,022,140)	$(4,434,351)

Other Comprehensive Income
Before Reclassification	(1,606,573)	(401,514)	(333,542)

Amounts Reclassified from Accumulated
Other Comprehensive Income	(91,568)	-	(254,247)
TCJ Act	-	(1,068,295)	-

Net Current Period Other Comprehensive Income	(1,698,141)	(1,469,809)	(587,789)

Ending Balance	$(8,190,090)	$(6,491,949)	$(5,022,140)